Equity-based compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Equity-based compensation

NOTE 10. EQUITY-BASED COMPENSATION

Salarius measures equity-based compensation to employees, non-employees and managers based on the grant date fair value of the awards and recognizes the associated expense in the financial statements over the requisite service period of the award, which is generally the vesting period. In determining the threshold price for an incentive unit, Salarius’ board of managers determines the price at which an incentive unit would have a liquidation value of zero at the date of grant in setting the threshold price for incentive units. Until the fair value of Salarius’ assets reaches the threshold amount identified, the incentive units have a unit price of $0. The board of managers considers the fair value of its assets and a third-party firm performs an analysis to determine the per unit amount that a holder would receive upon a distribution event. In determining the fair value of its assets, Salarius relies on independent third-party valuations, which take into account a variety of factors, including Salarius’ financial position and historical financial performance, the status of technological developments within Salarius’ products, the composition and ability of the current research and management team, an evaluation or benchmark of Salarius’ competition, the current business climate in the marketplace, the illiquid nature of the common stock and incentive units, arm’s-length sales of Salarius’ equity, the effect of the rights and preferences of the preferred unit holders, and the prospects of a liquidity event, among others.

Valuation methods utilized the Cost or Backsolve methods for valuation during 2017 and the Backsolve method was used in 2018 which are methods similar to the Black-Scholes-Merton method and produced similar results. Assumptions utilized in the model for valuing the incentive units including expected volatility, dividend yield and risk-free interest rate. Additionally, forfeitures are accounted for in compensation cost as they occur. Incentive units do not have an expiration date, thus, the expected term of incentive units granted is determined based on the probability-weighted estimated term to a distribution event.

Salarius records the expense for equity grants subject to defined vesting periods. Salarius classifies equity-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.

PICU fair values were calculated using the following assumptions:

	December 31, 2018		December 31, 2017
(Percents)	Start	End	Start	End
Risk-free interest rate	2.20%	2.51%	1.93%	2.20%
Volatility	91.00%	80.00%	101.03%	91.00%

Profit Interest Common Units activity summary	Number of Units	Weighted Average Grant- Date Fair Value per Unit
Nonvested units at December 31, 2017	959	$—
Granted	332	442.30
Vested	780	169.55
Forfeited	30	442.30

Nonvested units at December 31, 2018	481	$22.07

The weighted-average grant-date fair value per unit of PICUs granted to employees during the period ended December 31, 2018 and the year ended December 31, 2017 was $442.30 and $0.00, respectively. PICU compensation expense was $30,961 for the period ended December 31, 2018 and $0 for the year ended December 31, 2017. As of December 31, 2018, there was $2,654 of unrecognized compensation cost, net of estimated forfeitures, related to Salarius’ non-vested PICUs. $99,960 of PICUs were issued alongside Preferred Series A units purchased and their fair value was recorded as part of the net proceeds for the purchase. The total fair value of units vested was $130,921 and $0 for the period ending December 31, 2018 and the year ended December 31, 2017, respectively, based on the weighted-average fair value on the date of grant.

These PICUs were converted to common shares upon the merger with Flex Pharma. As of December 31, 2018 and 2017, there were 8,359 and 12,485 unvested restricted common shares related to the PICUs grants issued.